Prepaid Expenses (Details) - Schedule of prepaid expenses - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Prepaid Expenses Abstract
Prepaid material purchases	$ 4,847,080	$ 2,454,298
Prepaid insurance	919,870	2,392,978
Other prepayments	354,088	199,323
Total prepaid expenses	$ 6,121,038	$ 5,046,599